Capital Stock (Details 2) (USD $) In Thousands, except Per Share data, unless otherwise specified					12 Months Ended
	Mar. 03, 2012	Feb. 26, 2011	Feb. 27, 2010	Feb. 28, 2009	Mar. 03, 2012 Unvested Stock Options [Member]
Summary of unvested stock options
Options outstanding, Number, Beginning Balance	3,618	4,610	9,023	12,731	1,517
Weighted Average Grant Date Fair Value, Beginning balance					$ 37.63
Vested during the period, Number					(775)
Vested during the period, Weighted Average Grant Date Fair Value					$ 34.63
Options Forfeited during the period, Number					(143)
Forfeited during the period, Weighted Average Grant Date Fair Value					$ 37.59
Options outstanding, Number, Ending Balance	3,618	4,610	9,023	12,731	599
Weighted Average Grant Date Fair Value, Ending balance					$ 41.53